Legal Proceedings, Commitments and Contingencies - Additional Information (Detail) $ in Thousands							1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 08, 2017 USD ($)	Jul. 24, 2017 USD ($)	Apr. 10, 2017 USD ($)	Dec. 22, 2016 USD ($)	Jun. 24, 2016 USD ($)	Jun. 06, 2016 USD ($) shares	Jul. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Jun. 30, 2017 USD ($) shares	Dec. 31, 2016 USD ($) Defendant shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 23, 2017 Counts Witness
Loss Contingencies [Line Items]
Total number of shares cancelled | shares									161,000	240,000
Damages paid by insurance companies										$ 21,700
Payable by the company in cash										2,450
Litigation settlement payable in common stock										2,650	$ 1,000	$ 0
Litigation settlement, amount										27,750
Asset Purchase Agreement
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss									$ 1,500
Galena Biopharma, Inc. Derivative Litigation, Civil Action No. 3:14-cv-00382-SI
Loss Contingencies [Line Items]
Litigation settlement, amount										5,000
Galena Biopharma, Inc. Securities Litigation, Civil Action No. 3:14-cv-00367-SI
Loss Contingencies [Line Items]
Litigation settlement, amount										20,000
SEC Litigation
Loss Contingencies [Line Items]
Litigation settlement, amount										950
SEC Litigation | Indemnification Agreement [Member]
Loss Contingencies [Line Items]
Guarantor obligations			$ 750	$ 750						$ 750
SEC Litigation | Subsequent Event
Loss Contingencies [Line Items]
Payable by the company in cash	$ 100
Litigation settlement with issuance of common stock	$ 200
Settled Litigation | Galena Biopharma, Inc. Derivative Litigation, Civil Action No. 3:14-cv-00382-SI
Loss Contingencies [Line Items]
Legal fees					$ 4,500
Settled Litigation | Galena Biopharma, Inc. Securities Litigation, Civil Action No. 3:14-cv-00367-SI
Loss Contingencies [Line Items]
Legal fees					4,500
Settlement payment					$ 20,000	$ 20,000
Damages paid by insurance companies						16,700
Damages paid						3,300
Payable by the company in cash						2,300
Litigation settlement payable in common stock						$ 1,000
Litigation settlement, issuance of shares, shares | shares						24,002
Attorney fees								$ 2,000
Settled Litigation | Securities Litigation, Opt Out Settlement, Case 1 [Member]
Loss Contingencies [Line Items]
Litigation settlement, issuance of shares, shares | shares							14,563
Litigation settlement, amount							$ (150)
Litigation settlement with issuance of common stock							$ 150
Settled Litigation | Securities Litigation, Opt Out Settlement, Case 2 [Member]
Loss Contingencies [Line Items]
Litigation settlement, issuance of shares, shares | shares							168,337
Litigation settlement with issuance of common stock							$ 1,500
Settled Litigation | USAO NJ and DOJ
Loss Contingencies [Line Items]
Litigation settlement, amount									7,500
Settled Litigation | Director [Member] | Galena Biopharma, Inc. Derivative Litigation, Civil Action No. 3:14-cv-00382-SI
Loss Contingencies [Line Items]
Total number of shares cancelled | shares										60,000
Settled Litigation | Maximum | Galena Biopharma, Inc. Derivative Litigation, Civil Action No. 3:14-cv-00382-SI
Loss Contingencies [Line Items]
Settlement payment										$ 15,000
Judicial Ruling [Member] | SDAL Criminal Case for Alleged Violations of the False Claims Act and Other Federal Statutes [Member]
Loss Contingencies [Line Items]
Number of defendants | Defendant										2
Judicial Ruling [Member] | SDAL Criminal Case for Alleged Violations of the False Claims Act and Other Federal Statutes [Member] | Subsequent Event
Loss Contingencies [Line Items]
Number of counts against defendants with judicial ruling of guilty | Counts													19
Number of counts against defendants | Counts													20
Judicial Ruling [Member] | Former Employee [Member] | SDAL Criminal Case for Alleged Violations of the False Claims Act and Other Federal Statutes [Member] | Subsequent Event
Loss Contingencies [Line Items]
Number of witness to testify at trial | Witness													1
Pending Litigation | SEC Litigation
Loss Contingencies [Line Items]
Litigation settlement, amount			(200)	(200)
Pending Litigation | Patel vs Galena biopharma, Inc | Subsequent Event
Loss Contingencies [Line Items]
Payable by the company in cash		$ 50
Litigation settlement, amount		1,300
Litigation settlement with issuance of common stock		$ 1,250
Pending Litigation | Former CEO [Member] | SEC Litigation
Loss Contingencies [Line Items]
Litigation settlement, amount			$ (600)	$ (600)
Commercial Business Segment | Settled Litigation | USAO NJ and DOJ
Loss Contingencies [Line Items]
Loss contingency accrual									$ 7,500